Long-term Debt - Senior Notes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Oct. 01, 2016	Oct. 01, 2015	Sep. 20, 2012
Debt Instrument [Line Items]
Redemtpion price of senior note as a percentage of principal amount	100.00%
Senior Secured Credit Facility repaid
Debt Instrument [Line Items]
Principal amount				$ 1,040,000
9.5% Senior Unsecured Notes due 2016
Debt Instrument [Line Items]
Senior notes interest rate	9.50%
Proceeds from issuance of senior notes	487,500
6.5% Senior Secured Notes due 2017
Debt Instrument [Line Items]
Senior notes interest rate	6.50%
Proceeds from issuance of senior notes	$ 781,965
Redemtpion price of senior note as a percentage of principal amount		100.00%	103.25%	101.00%